Schedule of Related Party Transaction (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Fanhua Group [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	¥ 58,801	¥ 55,251

[1]	Corporate borrowings from Fanhua Group